SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		6 Months Ended			12 Months Ended
	Dec. 11, 2024 Segments	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Segments	Dec. 31, 2024 CNY (¥) Segments	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets [Line Items]
Description of foreign currency translation adjustment		Consolidated Balance Sheets amounts, with the exception of equity, on June 30, 2025 and December 31, 2024 were translated at RMB7.1636 to $1.00 and RMB7.2993 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to Consolidated Statements of Operations and Comprehensive Income and Cash Flows for the six months ended June 30, 2025 and 2024 were RMB7.2526 to $1.00 and RMB7.2150 to $1.00, respectively.	Consolidated Balance Sheets amounts, with the exception of equity, on June 30, 2025 and December 31, 2024 were translated at RMB7.1636 to $1.00 and RMB7.2993 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to Consolidated Statements of Operations and Comprehensive Income and Cash Flows for the six months ended June 30, 2025 and 2024 were RMB7.2526 to $1.00 and RMB7.2150 to $1.00, respectively.		Consolidated Balance Sheets amounts, with the exception of equity, on December 31, 2024 and 2023 were translated at RMB7.2993 to $1.00 and RMB7.0999 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to Consolidated Statements of Operations and Comprehensive Income and Cash Flows for the years ended December 31, 2024 and 2023 were RMB7.1957 to $1.00 and RMB7.0809 to $1.00, respectively	Consolidated Balance Sheets amounts, with the exception of equity, on December 31, 2024 and 2023 were translated at RMB7.2993 to $1.00 and RMB7.0999 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to Consolidated Statements of Operations and Comprehensive Income and Cash Flows for the years ended December 31, 2024 and 2023 were RMB7.1957 to $1.00 and RMB7.0809 to $1.00, respectively
Inventory write-down		$ 0		$ 0	$ 0		$ 0
Amortization of intangible assets		315,320		378,138	751,208		468,781	$ 184,856
Advances from customers		1,476,711			1,843,976		1,555,424
Revenues recognized from contract liabilities		$ 1,143,860		1,055,869	$ 1,298,230		135,002
Standard warranty description		The Company’s standard warranty on the software development and design services varies from one year to three years or up to 100,000 kilometers of the vehicles that equipped with the software.	The Company’s standard warranty on the software development and design services varies from one year to three years or up to 100,000 kilometers of the vehicles that equipped with the software.		The Company’s standard warranty on the software development and design services varies from one year to three years or up to 100,000 kilometers of the vehicles that equipped with the software	The Company’s standard warranty on the software development and design services varies from one year to three years or up to 100,000 kilometers of the vehicles that equipped with the software
Research and development expense		$ 1,053,921		245,642	$ 1,663,445		262,375	$ 227,555
Underpayment of taxes		14,498	¥ 100,000		$ 14,498	¥ 100,000
Number of reportable segment | Segments	1
Number of operating segments | Segments					2	2
IPO [Member]
Finite-Lived Intangible Assets [Line Items]
Deferred costs							1,282,570
Cost of Sales [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets		315,320		359,345
Product warranty claims and cost		$ 0		$ 64,485
Product warranty claims and cost					$ 4,221		$ 35,401
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Estimated useful life		3 years			3 years		3 years